NET SALES (Tables)	12 Months Ended
Dec. 31, 2021
Net Sales
Schedule of net sales

	12.31.21	12.31.20	12.31.19
Gross sales
Brazil	30,700,510	26,017,981	21,645,253
International	22,959,318	18,514,099	16,191,795
Other segments	2,319,991	1,378,344	1,167,463
	55,979,819	45,910,424	39,004,511

Sales deductions
Brazil	(5,891,621)	(5,032,862)	(4,155,774)
International	(1,444,614)	(1,273,905)	(1,292,401)
Other segments	(300,279)	(133,957)	(109,356)
	(7,636,514)	(6,440,724)	(5,557,531)

Net sales
Brazil	24,808,889	20,985,119	17,489,479
International	21,514,704	17,240,194	14,899,394
Other segments	2,019,712	1,244,387	1,058,107
	48,343,305	39,469,700	33,446,980